Intangible Assets - Schedule of Components of Intangible Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount	$ 13,988,478	$ 13,988,478
Accumulated Amortization and Impairment	10,404,257	8,210,442
Net Carrying Amount	3,584,221	5,778,036
Customer Lists [Member]
Gross Carrying Amount	13,563,414	13,563,414
Accumulated Amortization and Impairment	9,986,414	7,793,414
Net Carrying Amount	3,577,000	5,770,000
Software [Member]
Gross Carrying Amount	425,064	425,064
Accumulated Amortization and Impairment	417,843	417,028
Net Carrying Amount	$ 7,221	$ 8,036